Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012
Inventory, Net [Abstract]
Finished goods	$ 79,706	$ 74,246	$ 80,325
Growing crops	79,899	79,046	74,964
Raw materials, supplies and other	75,178	66,749	70,677
Inventory, net	$ 234,783	$ 220,041	$ 225,966